Operating Lease (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Nov. 30, 2022
Operating Lease [Line Items]
Lease term			45 years
Free of charge land term	5 years
Rental fee	$ 32,300
Operating lease expenses	2,603,073	$ 183,889
Short-term lease	$ 66,538	$ 149,785